Touchstone Ultra Short Duration Fixed Income Fund Expense Example - Touchstone Ultra Short Duration Fixed Income Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 265
Expense Example, with Redemption, 3 Years	414
Expense Example, with Redemption, 5 Years	577
Expense Example, with Redemption, 10 Years	1,049
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	216
Expense Example, with Redemption, 3 Years	413
Expense Example, with Redemption, 5 Years	732
Expense Example, with Redemption, 10 Years	1,637
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,173
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	238
Expense Example, with Redemption, 10 Years	539
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	403
Expense Example, with Redemption, 10 Years	910
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	121
Expense Example, with Redemption, 5 Years	215
Expense Example, with Redemption, 10 Years	$ 489